RETIREMENT BENEFIT OBLIGATIONS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 28, 2022	Jan. 28, 2020	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)		94.00%
Actuarial assumption of retirement age		60 years
Contributions to plan, net defined benefit liability (asset)		£ (1,100.0)
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)		£ 33.0
Three most significant defined benefit schemes, percentage of total defined benefit obligations (in percent)		90.00%
Liability sensitivity to interest rate movements (in percent)		117.00%
Liability sensitivity to inflation movements (in percent)		126.00%
Swap fair value at inception						£ 0.0
Hedged percent of defined benefit scheme exposure to increases life expectancy (in percent)					25.00%
Longevity Insurance Arrangement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated mount of plan participants future benefits covered by insurance contracts						£ 10,000.0
Longevity Insurance Arrangement | Entering into significant commitments or contingent liabilities
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated mount of plan participants future benefits covered by insurance contracts					£ 5,500.0
Swap fair value at inception					£ 0.0
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)		6.82%	6.40%
Forecast
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Contributions to plan, net defined benefit liability (asset)	£ (1,100.0)
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)			94.00%
The group's three main schemes | Swap contract
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Derivative financial instruments		£ 0.6
The group's three main schemes | Minimum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		55 years
The group's three main schemes | Minimum | Contractual right to retire earlier
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		50 years
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit in plan			£ 6,000.0	£ (7,300.0)			£ (7,300.0)
Defined benefit plan funding level (in percent)				85.70%			85.90%
Contributions to plan, net defined benefit liability (asset)		£ (800.0)
In year capital distributions to shareholders (in percent)		30.00%
Aggregated measurement | Maximum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit contributions to plan		£ 2,000.0
Defined benefit pension schemes | LLoyds Bank pension scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		7,400.0
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		5,800.0
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)			108.0
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined contribution pension schemes		£ 287.0	£ 305.0	£ 273.0